BORROWINGS	12 Months Ended
Dec. 31, 2014
BORROWINGS
BORROWINGS

17. BORROWINGS

        Notes—As of December 31, 2014 and 2013, the Group's notes consisted of the following:

			December 31,
		Interest rate
	Currency		2014	2013
MTS International Notes due 2020 (Note 2)	USD	8.625%	35,057	24,547
MTS International Notes due 2023 (Note 2)	USD	5.00%	26,920	16,365
MTS OJSC Notes due 2020	RUB	8.15%	15,000	15,000
MTS OJSC Notes due 2014	RUB	7.60%	—	13,619
MTS OJSC Notes due 2017	RUB	8.70%	10,000	10,000
MTS OJSC Notes due 2023	RUB	8.25%	10,000	10,000
MTS OJSC Notes due 2015	RUB	7.75%	7,537	7,537
MTS OJSC Notes due 2016	RUB	8.75%	1,788	1,788
MTS OJSC Notes due 2018	RUB	12.00%	136	3,844
MTS OJSC Notes due 2015 (A series)	RUB	0.67%	12	12
MTS OJSC Notes due 2015 - 2016 (B series)	RUB	0.54%	12	12
MTS OJSC Notes due 2021 - 2022 (V series)	RUB	0.25%	12	12
Plus: unamortized premium			3	8

Total notes			106,477	102,744

Less: current portion			(22,701)	(17,462)

Total notes, long-term			83,776	85,282

        The Group has an unconditional obligation to repurchase certain MTS OJSC Notes at par value if claimed by the noteholders subsequent to the announcement of sequential coupon. The dates of the announcement for each particular note issue are as follows:

MTS OJSC Notes due 2018	December 2015
MTS OJSC Notes due 2020	November 2015
MTS OJSC Notes due 2023	March 2018

        The notes therefore can be defined as callable obligations under the FASB ASC 470, Debt, as the holders have the unilateral right to demand repurchase of the notes at par value upon announcement of new coupons. This guidance requires callable obligations to be disclosed as maturing in the reporting period, when the demand for repurchase could be submitted disregarding the expectations of the Group about the intentions of the noteholders. The Group discloses the notes as maturing in 2015 (MTS OJSC Notes due 2018 and 2020) and in 2018 (MTS OJSC Notes due 2023) in the aggregated maturities schedule as these are the reporting periods when the noteholders will have the unilateral right to demand repurchase.

        In December 2014, the Group changed the coupon rate for MTS OJSC Notes due 2018 from 7.50% to 12.00%. Following the announcement of new coupon rates the Group repurchased MTS OJSC Notes due 2018 at the request of eligible noteholders in the amount of RUB 3,710 million.

        As of December 31, 2014 the Group had the following unclosed repurchase transactions with a due date on January 14, 2015:

	Number of Notes	Due Amount	Unrealized Premium	Total
MTS OJSC Notes due 2015	2,420,000	1,670	(5)	1,665
MTS OJSC Notes due 2018	2,928,358	1,760	—	1,760

				3,425

        The above balance is included in the short-term portion of bank loans and other debt disclosed below.

        The fair values of notes based on the market quotes as of December 31, 2014 at the stock exchanges where they are traded were as follows:

	Stock exchange	% of par	Fair value
MTS International Notes due 2020	Frankfurt stock exchange	95.85	33,602
MTS International Notes due 2023	Frankfurt stock exchange	75.00	20,190
MTS OJSC Notes due 2020	Moscow Exchange	96.33	14,450
MTS OJSC Notes due 2017	Moscow Exchange	90.10	9,010
MTS OJSC Notes due 2023	Moscow Exchange	100.19	10,019
MTS OJSC Notes due 2015	Moscow Exchange	96.81	7,297
MTS OJSC Notes due 2016	Moscow Exchange	85.30	1,525
MTS OJSC Notes due 2018	Moscow Exchange	95.06	129

Total notes			96,222

        Bank loans and other debt—As of December 31, 2014 and 2013, the Group's loans from banks and other companies consisted of the following:

			December 31,
		Interest rate (actual at December 31, 2014)
	Maturity		2014	2013
USD-denominated:
Calyon, ING Bank N.V, Nordea Bank AB, Raiffeisen Zentralbank Osterreich AG	2015 - 2020	LIBOR + 1.15% (1.51%)	37,901	26,132
Skandinavska Enskilda Banken AB	2015 - 2017	LIBOR + 0.23 - 1.8% (0.59 - 2.16%)	5,175	4,238
HSBC Bank plc and ING BHF Bank AG	2015	LIBOR + 0.3% (0.66%)	—	394
Other	2015	15%	164	258

			43,240	31,022
EUR-denominated:
Bank of China	2015	EURIBOR + 1.95% (2.12%)	—	2,435
Credit Agricole Corporate Bank and BNP Paribas	2015 - 2018	EURIBOR + 1.65% (1.82%)	1,893	1,557
LBBW	2015 - 2017	EURIBOR +1.52% (1.69%)	956	839

			2,849	4,831
RUB-denominated:
Sberbank	2015 - 2021	8.45 - 12.05%	125,000	80,000
Notes in REPO	2015	19.36%	3,425	—
SMM	2015	0 - 15%	556	—
Other	2015 - 2023	Various	456	395

			129,437	80,395
AMD-denominated:
ASHIB	2015	13%	176	108

			176	108
UZS-denominated:				—
Aloqabank	2019 - 2022	12%	759	—
Uzbektelecom	2015	10%	58	—

			817

Total bank loans and other debt			176,519	116,356

Less: current portion			(19,435)	(7,564)

Total bank loans and other debt, long-term			157,084	108,792

        In 2014, the Group negotiated changes in interest rates and maturity dates for several credit facilities. None of these modifications were considered to be substantial.

        Borrowing costs and interest capitalized—Borrowing costs include interest incurred on existing indebtedness and debt issuance costs. Interest expense incurred during the construction phase of property, plant and equipment is capitalized as part of the value of the constructed assets until they are ready for use. The capitalized interest costs for the years ended December 31, 2014, 2013 and 2012 amounted to RUB 1,460 million, RUB 1,942 million and RUB 1,792 million, respectively. Debt issuance costs are capitalized and amortized using the effective interest method over the terms of the related loans.

        Interest expense, net of amounts capitalized and amortization of debt issuance costs, for the years ended December 31, 2014, 2013 and 2012 was RUB 15,808 million, RUB 14,714 million and RUB 16,721 million, respectively.

        Compliance with covenants—Bank loans and notes of the Group are subject to certain covenants limiting the Group's ability to incur debt, carry on transactions with related parties, create liens on properties, dispose assets, including GSM and 3G licenses for several license areas, issue guaranties, grant loans to employees and entities, delist notes, delay coupon payments, merge or consolidate MTS OJSC with another entity or be a subject to a court decision to pay over $10 million (RUB 563 million as of the reporting date), which is remained unsatisfied for more than 60 days without being appealed, discharged or waived.

        The Group is required to comply with certain financial ratios and maintain ownership in certain subsidiaries.

        The noteholders of MTS International Notes due 2020 and MTS International Notes due 2023 have the right to require the Group to redeem the notes at 101% of their principal amount and related interest, if the Group experiences a change in control.

        If the Group fails to meet these covenants, after certain notice and cure periods, the debtholders are entitled to accelerate the repayment of the debt.

        The Group was in compliance with all existing notes and bank loan covenants as of December 31, 2014.

        Pledges—The non-revolving credit facility agreement between UMS and Aloqabank with total amount as of December 31, 2014 of RUB 759 million is secured by telecommunication equipment and premises with carrying value of RUB 2,038 million.

        Available credit facilities—As of December 31, 2014, the Group's total available unused credit facilities amounted to RUB 44,378 million and related to the following credit lines:

	Maturity	Interest rate	Available till	Available amount
Sberbank	2018 - 2021	16%	June 2015	25,000
CitiBank Europe	2024	LIBOR 6M+ 0.9%	April 2015	16,878
ING Bank Eurasia	2015	MosPrime / LIBOR / EURIBOR + 1.50%	July 2015	2,500

Total				44,378

        In addition, the Group has a credit facility made available by Citibank at MosPrime + 1.50% interest rate with the available amount set up on request and to be repaid within 182 days.

        The following table presents the aggregated scheduled maturities of principal on notes and bank loans outstanding for the five years ending December 31, 2019 and thereafter:

	Notes	Bank loans and other debt
Payments due in the year ending December 31,
2015	22,701	19,435
2016	1,788	33,821
2017	10,000	39,937
2018	10,000	28,527
2019	—	31,695
Thereafter	61,988	23,104

Total	106,477	176,519